Significant Accounting Policies and Practices - Schedule of Property and Equipment Estimated Useful Lives (Details)		Mar. 31, 2026	Dec. 31, 2025
Computer equipment and software [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated Useful Life (Years)		3 years
Furniture and fixtures [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated Useful Life (Years)			5 years
Furniture and fixtures [Member] | Minimum [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated Useful Life (Years)		2 years
Furniture and fixtures [Member] | Maximum [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated Useful Life (Years)		10 years
Automobile [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated Useful Life (Years)		5 years	5 years
Software [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated Useful Life (Years)		3 years
Leasehold improvements [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated Useful Life (Years)	[1]	3 years

[1]	Leasehold improvements are amortized over the shorter of the remaining term of the lease or the useful life of the improvement.